Reserves - Changes in Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [Line Items]
Balance at January 1	₩ (373,442)	₩ (234,727)
Changes, net of taxes	43,866	(69,911)
Balance at December 31	(329,576)	(373,442)
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		(68,804)
Restated balance [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		(303,531)
Valuation gain (loss) on financial assets at FVOCI [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	(124)	99,407
Changes, net of taxes	(46,962)	(99,531)
Balance at December 31	(47,086)	(124)
Valuation gain (loss) on financial assets at FVOCI [member] | Increase (decrease) due to application of IFRS 15 [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		99,407
Valuation gain (loss) on financial assets at FVOCI [member] | Restated balance [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		99,407
Valuation gain (loss) on available-for-sale financial assets [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		168,211
Valuation gain (loss) on available-for-sale financial assets [Member] | Increase (decrease) due to application of IFRS 15 [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		(168,211)
Other comprehensive loss of investments in associates [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	(334,637)	(320,060)
Changes, net of taxes	56,495	(14,577)
Balance at December 31	(278,142)	(334,637)
Other comprehensive loss of investments in associates [Member] | Restated balance [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		(320,060)
Valuation gain (loss) on derivatives [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	(41,601)	(73,828)
Changes, net of taxes	40,681	32,227
Balance at December 31	(920)	(41,601)
Valuation gain (loss) on derivatives [Member] | Restated balance [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		(73,828)
Foreign currency translation differences for foreign operations [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	2,920	(9,050)
Changes, net of taxes	(6,348)	11,970
Balance at December 31	₩ (3,428)	2,920
Foreign currency translation differences for foreign operations [Member] | Restated balance [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		₩ (9,050)